LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of operating lease liabilities
As of December 31, 2021, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

Operating Leases
2022	$1,818
2023	2,473
2024	2,239
2025	2,109
2026	2,172
Thereafter	4,937

Total lease payments	15,748
Less: imputed interest	(2,325)

Total operating lease liability future lease payments	$13,423

Summary of lease information
Reported as of December 31, 2021 and 2020 (in thousands):

December 31,
2021	2020

Current portion of operating lease liabilities included within other current liabilities	$1,240	$333
Non-current portion of operating lease liabilities	12,183	57

Total	$13,423	$390

The following summarizes additional information related to operating leases:

	December 31,
	2021	2020
Weighted average remaining operating lease term (in years)	6.7	0.8
Weighted average discount rate	4.5%	11.3%